Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$10,574,776
TOTAL NET ASSETS — 100.0%	$10,574,776

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	SPDR S&P 500 ETF Trust	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/1/2026	$5,252,140	$-	$491,726
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/2025	5,069,676	-	585,827
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	7/7/2026	9,733,930	-	255,676
TOTAL EQUITY SWAP CONTRACTS								$1,333,229

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.